Inventories - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Classes Of Inventories [Abstract]
Inventories pledged as security for liabilities		$ 0	$ 0
Raw materials and consumables recognized as fuel expenses	$ 277,117	226,843	229,308
Impairment of inventory		$ 0	$ 0